UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3575 Piedmont Road, Suite 1550, Atlanta, Georgia 30305

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

404-446-3370

Date of fiscal year end: 10/31

Date of reporting period: 4/30/06

Item 1.  Reports to Stockholders.

YIELDQUEST CORE EQUITY FUND

YIELDQUEST TOTAL RETURN BOND FUND

YIELDQUEST TAX-EXEMPT BOND FUND

SEMI-ANNUAL REPORT

APRIL 30, 2006

3575 PIEDMONT ROAD, SUITE 1550

ATLANTA, GA 30305

1-877-497-2634

www.YieldQuest-Funds.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

YIELDQUEST FUNDS' PORTFOLIO BREAKDOWNS AND HOLDINGS

Core Equity Fund

Portfolio Breakdown	% of	Top Ten Holdings	% of
as of April 30, 2006	Net Assets	as of April 30, 2006	Net Assets

Exchange Traded Funds	28.93%	Boulder Total Return Fund, Inc.	2.35%
Healthcare Products & Services	6.27%	John Hancock Tax-Advantaged Dividend Income Fund	2.18%
Pharmaceuticals	5.97%	BlackRock Global Energy and Resources Trust	2.17%
Aerospace / Defense	4.59%	iShares MSCI Japan Index Fund	2.10%
Computers	4.52%	Microsoft Corp.	1.96%
Oil & Gas	4.18%	Gabelli Dividend & Income Trust	1.94%
Insurance	3.97%	Cohen & Steers Select Utility Fund, Inc.	1.83%
Semiconductors	3.76%	UnitedHealth Group, Inc.	1.73%
Telecommunications	3.41%	Adams Express Co.	1.64%
Airlines	3.35%	Boeing Co.	1.48%
Other / Cash Equivalents	31.05%
	100.00%

Total Return Bond Fund

Portfolio Breakdown	% of	Top Ten Holdings	% of
as of April 30, 2006	Net Assets	as of April 30, 2006	Net Assets

Exchange Traded Funds	39.39%	United States Treasury Notes, 4.25%, 1/15/2011	3.87%
Corporate Bonds & Notes	16.18%	United States Treasury Notes, 4.50%, 2/28/2011	3.22%
Sovereign Bonds	12.82%	MFS Intermediate Income Trust	2.33%
Foreign Bonds	9.83%	MFS Charter Income Trust	2.09%
Municipal Bonds	5.34%	Putnam Master Intermediate Income Trust	2.03%
Preferred Stock	2.93%	Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Inc.	1.82%
Other / Cash Equivalents	13.51%	Western Asset / Claymore US TIP Securities Fund	1.82%
	100.00%	New S Wales Treasury Corp. 7.00%, 12/1/2010	1.52%
		Putnam Premier Income Trust	1.45%
		Salomon Brothers Variable Rate Strategic Fund, Inc.	1.44%

Tax-Exempt Bond Fund

Portfolio Breakdown	% of	Top Ten Holdings	% of
as of April 30, 2006	Net Assets	as of April 30, 2006	Net Assets

Municipal Bonds	51.39%	BlackRock Municipal Target Term Trust	6.67%
Exchange Traded Funds	35.10%	Harris County, 6.00%, 12/15/2011	3.30%
Common Stock	2.54%	Texas State Tax & Revenue Antic. Notes, 4.50%, 8/31/2006	2.23%
Other / Cash Equivalents	10.97%	City of Daphne Waterworks Ref & Impt, 4.00%, 4/1/2014	2.21%
	100.00%	Intermediate Municipal Fund Inc.	1.93%
		Indiana Transportation Finance Authority, 5.50%, 12/1/2015	1.92%
		Cook County Community Consolidated School District No 65-Evanston,
		6.00%, 5/1/2011	1.90%
		Pioneer Municipal High Income Trust	1.88%
		Nuveen Florida Investment Quality Municipal Fund	1.86%
		City of Cleveland Various Purpose 5.25%, 12/1/2013	1.84%

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)			April 30, 2006
% of
Net Assets	Description	Shares	Value
98.38%	COMMON STOCKS

0.45%	Advertising
	Getty Images, Inc. *	650	$ 41,606

4.59%	Aerospace/Defense
	Boeing Co.	1,650	137,692
	Empresa Brasileira de Aeronautica SA	1,835	71,253
	European Aeronautic Defence and Space Co.	1,897	74,745
	Lockheed Martin Corp.	675	51,233
	Northrop Grumman Corp.	420	28,098
	Raytheon Co.	625	27,669
	Rolls-Royce Group PLC	4,117	35,658
			426,348
0.40%	Agriculture
	Altria Group, Inc.	510	37,312

3.35%	Airlines
	Airtran Holdings, Inc. *	4,300	60,114
	AMR Corp. *	2,390	58,890
	Continental Airlines, Inc. *	2,390	62,236
	JetBlue Airways Corp. *	2,400	24,624
	UAL Corp. *	1,635	58,876
	US Airways Group, Inc. *	1,070	46,288
			311,028
1.60%	Banks
	Bank of America Corp.	1,100	54,912
	Barclays PLC	965	48,105
	Royal Bank of Scotland Group PLC	1,410	45,901
			148,918
1.71%	Beverages
	Diageo PLC	650	43,062
	Molson Coors Brewing Co.	400	29,544
	PepsiCo, Inc.	1,475	85,904
			158,510
0.53%	Biotechnology
	Amgen, Inc. *	725	49,082
1.28%	Chemicals
	Dow Chemical Co. (The)	2,915	118,378
4.52%	Computers
	Apple Computer, Inc. *	1,565	110,160
	Dell, Inc. *	2,150	56,330
	EMC Corp. *	2,400	32,424
	Hewlett Packard Co.	2,520	81,824
	International Business Machines Corp.	1,040	85,634
	Seagate Technology *	2,000	53,120
			419,492
0.86%	Conglomerates
	LVMH Moet Hennessy Louis Vuitton SA	760	79,890
0.56%	Cosmetics/Personal Care
	Procter & Gamble Co.	900	52,389
0.66%	Diversified Commercial Services
	Cendant Corp.	3,520	61,354

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			April 30, 2006
% of
Net Assets	Description	Shares	Value
2.78%	Diversified Financial Services
	Citigroup, Inc.	1,750	$ 87,412
	First Marblehead Corp. (The)	900	43,290
	Merrill Lynch & Co., Inc.	700	53,382
	Moody's Corp.	645	39,996
	T. Rowe Price Group, Inc.	400	33,676
			257,756
0.56%	Education
	Apollo Group, Inc. *	500	27,320
	Laureate Education, Inc. *	500	25,045
			52,365
0.47%	Food
	Unilever NV	600	43,194
6.27%	Healthcare Products & Services
	Aetna, Inc.	1,620	62,370
	Alcon, Inc.	375	38,141
	Bausch & Lomb, Inc.	865	42,342
	Boston Scientific Corp. *	1,590	36,952
	Johnson & Johnson	1,260	73,849
	Quest Diagnostics, Inc.	1,050	58,517
	St. Jude Medical, Inc. *	1,125	44,415
	UnitedHealth Group, Inc.	3,230	160,660
	WellPoint, Inc. *	600	42,600
	Zimmer Holdings, Inc. *	350	22,015
			581,861
2.67%	Home Builders
	Centex Corp.	610	33,916
	DR Horton, Inc.	1,160	34,823
	Hovnanian Enterprises, Inc. *	895	35,594
	Lennar Corp.	650	35,705
	Pulte Homes, Inc.	1,080	40,338
	Toll Brothers, Inc. *	2,105	67,676
			248,052
3.97%	Insurance
	Allstate Corp. (The)	2,250	127,102
	American International Group, Inc.	1,175	76,669
	Metlife, Inc.	1,210	63,041
	RenaissanceRe Holdings Ltd.	885	37,214
	UnumProvident Corp.	1,800	36,558
	XL Capital Ltd.	420	27,674
			368,258
1.29%	Leisure Time
	Carnival Corp.	850	39,797
	Harley Davidson, Inc.	785	39,909
	Royal Caribbean Cruises Ltd.	950	39,701
			119,407
0.40%	Lodging
	Four Seasons Hotels, Inc.	685	37,004
0.62%	Machinery-Diversified
	Cummins, Inc.	550	57,475

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			April 30, 2006
% of
Net Assets	Description	Shares	Value
3.06%	Media
	CBS Corp., Class B	1,200	$ 30,564
	Comcast Corp. *	900	27,855
	New York Times Co.	1,550	38,425
	News Corp.	1,400	25,522
	Time Warner, Inc.	5,100	88,740
	Tribune Co.	1,550	44,687
	Walt Disney Co.	1,000	27,960
			283,753
1.11%	Mining
	Barrick Gold Corp.	1,125	34,290
	Freeport-McMoRan Copper & Gold, Inc.	525	33,904
	Newmont Mining Corp.	600	35,016
			103,210
2.68%	Miscellaneous Manufacturing
	General Electric Co.	2,390	82,670
	Honeywell International, Inc.	925	39,313
	Siemens AG	500	47,320
	Tyco International Ltd.	3,023	79,656
			248,959
4.18%	Oil & Gas
	Chesapeake Energy Corp.	950	30,096
	ConocoPhillips	1,150	76,935
	Devon Energy Corp.	500	30,055
	EnCana Corp.	1,000	50,050
	Exxon Mobil Corp.	450	28,386
	Houston Exploration Co. *	600	33,552
	OAO Gazprom	1,000	46,000
	Occidental Petroleum Corp.	900	92,466
			387,540
5.97%	Pharmaceuticals
	Abbott Laboratories	1,395	59,622
	Barr Pharmaceuticals, Inc. *	445	26,945
	Caremark Rx, Inc. *	880	40,084
	Express Scripts, Inc. *	500	39,070
	GlaxoSmithKline PLC	825	46,926
	Medco Health Solutions, Inc. *	760	40,455
	Mylan Laboratories, Inc.	2,515	54,928
	Novartis AG	500	28,755
	Pfizer, Inc.	3,200	81,056
	Sanofi-Aventis	500	23,520
	Teva Pharmaceutical Industries Ltd.	1,335	54,068
	Wyeth	1,210	58,891
			554,320
0.45%	Real Estate
	St. Joe Co. (The)	750	42,120
2.54%	Retail
	Compagnie Financiere Richemont AG	1,335	68,964
	CVS Corp.	1,600	47,552
	Home Depot, Inc.	750	29,947
	Walgreen Co.	1,400	58,702
	Wal-Mart Stores, Inc.	675	30,395
			235,560

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			April 30, 2006
% of
Net Assets	Description	Shares	Value
3.76%	Semiconductors
	Advanced Micro Devices, Inc. *	2,590	$ 83,786
	Applied Materials, Inc.	2,775	49,811
	Intel Corp.	4,635	92,607
	Kla-Tencor Corp.	1,025	49,364
	Kulicke & Soffa Industries, Inc. *	3,250	29,445
	Micron Technology, Inc. *	2,600	44,122
			349,135
1.96%	Software
	Microsoft Corp.	7,520	181,608
3.41%	Telecommunications
	American Tower Corp. *	900	30,726
	Corning, Inc. *	1,250	34,537
	Deutsche Telekom AG	1,550	27,916
	France Telecom SA	1,500	34,980
	Motorola, Inc.	3,450	73,658
	Nokia OYJ	1,800	40,788
	Verizon Communications, Inc.	1,150	37,985
	Vodafone Group PLC	1,500	35,550
			316,140
0.78%	Transportation
	FedEx Corp.	350	40,295
	YRC Worldwide, Inc. *	760	31,920
			72,215
28.94%	Exchange Traded Funds
	Adams Express Co.	11,450	152,628
	BlackRock Global Energy and Resources Trust	7,425	201,366
	BlackRock S&P Quality Rankings Global Equity Managed Trust	5,190	78,628
	BlackRock Strategic Dividend Achievers Trust	1,980	27,423
	Boulder Total Return Fund, Inc.	12,550	218,370
	Cohen & Steers Dividend Majors Fund, Inc.	3,418	62,994
	Cohen & Steers Select Utility Fund, Inc.	8,454	169,756
	Defined Strategy Fund, Inc.	6,200	101,246
	Dreman/Claymore Dividend & Income Fund	5,342	102,139
	DWS Global Commodities Stock Fund, Inc.	7,474	129,375
	Gabelli Dividend & Income Trust	9,710	180,315
	Gabelli Global Utility & Income Trust	1,000	18,200
	ING Clarion Real Estate Income Fund	1,000	16,200
	Internet Infrastructure HOLDRs Trust	24,000	120,000
	iShares MSCI Japan Index Fund	13,150	194,620
	iShares MSCI Taiwan Index Fund	5,550	76,812
	iShares Nasdaq Biotechnology Index Fund *	975	75,709
	John Hancock Patriot Select Dividend Trust	7,300	87,454
	John Hancock Tax-Advantaged Dividend Income Fund	11,820	202,004
	Liberty All Star Equity	8,150	67,238
	Liberty All Star Growth Fund, Inc.	18,125	103,131
	Small Cap Premium & Dividend Income Fund, Inc.	5,200	94,848
	SunAmerica Focused Alpha Growth Fund	7,063	125,933
	Tri-Continental Corp.	450	9,248
	Zweig Fund, Inc.	12,780	68,884
			2,684,521
	Total Common Stocks
	(Cost $9,017,441)		9,128,760

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			April 30, 2006
% of
Net Assets	Description	Shares	Value
9.44%	SHORT-TERM INVESTMENTS
9.44%	Money Market Fund
	BNY Hamilton Fund
	4.40%, 5/1/2006 (Cost $876,218)	876,218	$ 876,218

107.82%	Total Investments
	(Cost $9,893,659)		$ 10,004,978

-7.82%	Liabilities in excess of other assets		(726,134)

100.00%	Total Net Assets		$ 9,278,844

* Non-income producing securities.

At April 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 268,025
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:			(156,706)
Net unrealized appreciation			$ 111,319

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)			April 30, 2006
% of
Net Assets	Description	Shares	Value
2.47%	PREFERRED STOCK
1.25%	Auto Manufacturers
	General Motors Corp., 4.50%, Callable @ $25.00	30,010	$ 720,240

0.70%	Banks
	Abbey National PLC, Series B, 7.375%, Callable, @ 25.92	611	15,703
	Bac Capital Trust I, Callable @ $25.00, 12/15/2031	2,302	57,757
	Bank One Capital VI, 7.20%	2,862	71,750
	Comerica Capital Trust I, 7.60%, Callable @25.00	1,351	34,032
	Compass Capital III, 7.35%	1,568	39,372
	Fleet Capital Trust VII, 7.20%, 1/31/2031 ++	3,039	76,735
	SunTrust Capital IV, 7.125%, Callable at $25.00	638	16,078
	USB Capital IV, 7.35%, Callable @ $25.00	1,962	49,148
	USB Capital V, 7.25%, Callable @ $25.00	595	15,018
	Wells Fargo Capital IV, 7.00%, Callable @ $25.00, 8/29/2006	1,165	29,335
			404,928
0.33%	Diversified Financial Services
	Citigroup Capital VII, 7.125%, Callable @ $25.00	2,098	53,079
	Citigroup Capital VIII, 6.95%, Callable @ $25.00, 9/17/06	1,168	29,165
	Merrill Lynch Preferred Capital Trust III, 7.00%	1,559	39,256
	Merrill Lynch Preferred Capital Trust IV, 7.12%, Callable @ $25.00	1,320	33,409
	Morgan Stanley Capital Trust II, 7.26%, 1/31/31 ++	1,360	33,986
			188,895
0.07%	Electric
	Georgia Power Capital Trust V, 7.125%	1,609	40,515
0.01%	Insurance
	Partner Re Capital Trust I, 7.90%	230	5,814
0.11%	Telecommunications
	US Cellular Corp., 8.75%, Callable @ $25.00	2,526	65,045
	Total Preferred Stock
	(Cost $1,407,346)		1,425,437

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			April 30, 2006
% of
Net Assets	Description	Principal	Value
16.63%	CORPORATE BONDS & NOTES
4.75%	Airlines
	American Airlines, Inc.:
	6.817%, 5/23/2011	$ 402,000	$ 395,216
	7.377%, 5/23/2019	68,586	63,142
	7.858%, 10/1/2011	100,000	106,404
	AMR Corp., 9.88%, 6/15/2020	343,000	305,270
	Continental Airlines, Inc.:
	8.56%, 7/2/2014	113,071	95,007
	7.461%, 4/1/2015	354,502	346,235
	6.648%, 9/15/2017	156,934	157,272
	7.566%, 3/15/2020	68,560	64,729
	6.703%, 6/15/2021	148,781	147,327
	7.568%, 12/1/2006	300,000	298,363
	Delta Airlines, Inc., 7.92%, 11/18/2010	370,000	338,781
	Northwest Airlines, Inc.:
	7.36%, 2/1/2020	80,072	74,517
	7.041%, 4/1/2022	74,832	74,692
	6.841%, 4/1/2011	100,000	100,063
	Southwest Airlines Co., 7.22%, 7/1/2013	164,668	172,095
			2,739,113
1.08%	Auto Manufacturers
	Daimlerchrysler NA Holdings, 5.875%, 12/1/2006	200,000	199,315
	Ford Motor Co., 6.50%, 8/1/2018	616,000	425,040
			624,355
0.46%	Chemicals
	Eastman Chemicals Co., 7.63%, 6/15/2024	250,000	263,635
3.68%	Diversified Financial Services
	Credit Suisse USA, Inc., 6.50%, 1/15/2012	80,000	83,257
	General Electric Capital Corp.:
	4.375%, 11/21/2011	230,000	217,758
	5.45%, 1/15/2013	400,000	397,352
	6.00%, 6/15/2012	500,000	511,942
	Goldman Sachs Group LP, 4.50%, 6/15/2010	80,000	77,101
	Goldman Sachs Group, Inc., 5.25%, 4/1/2013	300,000	291,518
	HSBC Finance Corp., 5.875%, 2/1/2009	80,000	81,026
	International Lease Finance Corp., 4.875%, 9/1/2010	200,000	194,257
	Metropolitan Baptist Church:
	7.20%, 1/12/2010 +	33,000	32,683
	7.30%, 7/12/2010 +	45,000	44,577
	7.40%, 1/12/2011 +	46,000	45,577
	7.50%, 7/12/2011 +	59,000	57,879
	7.60%, 1/12/2012 +	61,000	59,847
	7.00%, 7/12/2009 +	32,000	31,680
			2,126,454
3.34%	Home Builders
	Centex Corp., 5.45%, 8/15/2012	700,000	677,748
	KB Home & Broad Home Corp., 6.375%, 8/15/2011	500,000	495,914
	Pulte Homes, Inc., 7.875%, 8/1/2011	700,000	753,470
			1,927,132

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			April 30, 2006
% of
Net Assets	Description	Principal	Value
0.74%	Insurance
	Berkshire Hathaway Finance Corp., 4.125%, 1/15/2010	$ 450,000	$ 429,870
0.36%	Media
	AOL Time Warner, Inc., 6.75%, 4/15/2011	200,000	207,571
0.14%	Mining
	Alcoa, Inc., 6.00%, 1/15/2012	80,000	81,733
0.43%	Miscellaneous Manufacturing
	Eastman Kodak Co., 3.625%, 5/15/2008	260,000	247,369
1.65%	Telecommunications
	Cisco Systems, Inc., 5.25%, 2/22/2011	500,000	495,470
	SBC Communications, Inc., 4.125%, 9/15/2009	280,000	267,991
	Verizon Global Funding Corp., 7.25%, 12/1/2010	180,000	190,965
			954,426
	Total Corporate Bonds
	(Cost $9,652,302)		9,601,658

12.82%	SOVEREIGN BONDS
	Brazilian Government International Bond, 8.00%, 1/15/2018	100,000	108,800
	Federal Farm Credit Bank, 3.50%, 4/15/2009	100,000	95,567
	Federal Home Loan Bank System:
	3.875%, 2/12/2010	150,000	143,276
	4.375%, 3/17/2010	150,000	145,730
	United States Treasury Notes:
	4.875%, 2/15/2012	450,000	448,488
	4.375%, 1/31/2008	555,000	550,382
	4.50%, 2/15/2009	755,000	747,804
	4.50%, 2/28/2011	1,890,000	1,856,040
	4.375%, 11/15/2008	255,000	252,002
	4.375%, 12/31/2007	825,000	818,394
	4.25%, 1/15/2011	2,295,000	2,230,992
	Total Sovereign Bonds
	(Cost $7,468,425)		7,397,475

9.83%	FOREIGN BONDS
	Bundesschatzanweisungen:
	2.50%, 3/23/2007	545,000	682,880
	2.75%, 12/14/2007	351,000	438,215
	Canadian Government Bond, 2.75%, 12/1/2007	485,000	423,959
	French Treasury Note, 3.00%, 7/12/2008	351,000	438,502
	International Bank of Recon & Development, 6.96%, 8/20/2007 ++	150,000	87,427
	Japan Government 2-Yr. 226, 0.1%, 11/20/2006	65,000,000	569,616
	Japan 240, 0.3%, 1/15/2008	73,000,000	637,228
	Japan Government 2-Yr. 241 S, 0.3%, 2/15/2008	20,000,000	174,430
	New S Wales Treasury Corp.:
	7.00%, 12/1/2010	1,110,000	879,674
	8.00%, 3/1/2008	425,000	334,460
	New Zealand Government, 6.00%, 11/15/2011	895,000	572,122
	TSY 5 2008, 5.00%, 3/7/2008	238,000	435,728
	Total Foreign Bonds
	(Cost $5,574,404)		5,674,241

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			April 30, 2006
% of
Net Assets	Description	Principal	Value
5.34%	MUNICIPAL BONDS
0.28%	Alabama
	City of Alabaster, 5.34%, 4/1/2017 (a)	$ 170,000	$ 160,451
1.35%	California
	Howell Mountain Elementary School District
	5.34%, 8/1/2028 ++	190,000	63,614
	5.39%, 8/1/2029 ++	150,000	47,594
	Los Angeles County California Pension, 5.45%, 6/30/2008 ++	135,000	120,359
	State of California, 4.625%, 3/1/2030	250,000	244,508
	Thousand Oaks Redevelopment Agency, 5.00%, 12/1/2009 (a)	250,000	245,663
	Watsonville Redevelopment Agency, 5.20%, 9/1/2012 (a)	60,000	58,544
			780,282
0.18%	Florida
	Florida State Governmental Utility Authority, 4.625%, 7/1/2035	105,000	101,805
0.19%	Georgia
	Douglasville-Douglas County Water & Sewer Authority,
	5.625%, 6/1/2015	100,000	107,935
0.44%	Illinois
	Bellwood, 4.45%, 12/1/2020	100,000	99,466
	Aurora Metropolitan Exposition Auditorium & Office Building
	Authority, 3.00%, 7/1/2008 (a)	165,000	156,565
			256,031
0.67%	Maine
	City of Auburn, 5.125%, 8/1/2011 (a)	390,000	385,180
0.16%	Michigan
	Detroit, 3.50%, 7/1/2014	100,000	95,069
0.25%	North Carolina
	City of Charlotte, Airport Revenue, Taxable Series C,
	4.05%, 7/1/2009 (a)	150,000	144,011
0.06%	New Jersey
	City of Orange Township, NJ, 5.17%, 12/1/2011 (a)	35,000	34,384
0.55%	Pennsylvania
	City of Washington, PA, 5.40%, 9/1/2008 (a)	100,000	99,798
	County of Beaver, PA, 5.00%, 12/15/2011 (a)	60,000	58,169
	Duquesne, PA, 5.00%, 12/15/2013 (a)	170,000	162,012
			319,979
0.54%	South Carolina
	Richland-Lexington, SC, Airport District, 6.59%, 1/1/2017 (a)	300,000	313,668
0.67%	Texas
	Brazoria County Municipal Utility District No. 26, 4.60%, 9/1/2028	100,000	97,674
	New Caney Texas Independent School District, 4.375%, 2/15/2030	300,000	284,052
			381,726
	Total Municipal Bonds
	(Cost $3,150,980)		3,080,521

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			April 30, 2006
% of
Net Assets	Description	Shares	Value
39.39%	EXCHANGE TRADED FUNDS
	Aberdeen Asia Pacific Income Fund, Inc.	45,750	$ 275,873
	ACM Income Fund, Inc.	78,900	616,209
	ACM Managed Dollar Income Fund	34,500	250,125
	Alliance World Dollar Government Fund II	18,663	232,354
	American Home Mortgage Investment Corp.	3,440	119,437
	American Income Fund, Inc.	13,003	100,123
	American Select Portfolio	5,898	68,299
	American Strategic Income Portfolio II	11,700	124,488
	American Strategic Income Portfolio III	20,175	213,653
	American Strategic Income Portfolio, Inc.	9,200	98,440
	Annaly Mortgage Management, Inc.	4,075	54,890
	BlackRock Income Trust, Inc.	39,650	245,434
	BlackRock Insured Municipal Income Trust	6,839	97,661
	BlackRock Strategic Bond Trust	9,400	115,620
	Cohen & Steers Select Utility Fund, Inc.	33,100	664,648
	Corporate High Yield Fund V, Inc.	32,350	401,140
	Corporate High Yield Fund, Inc.	75,634	568,011
	Duff & Phelps Utility and Corporate Bond Trust, Inc.	34,750	395,455
	First Trust Aberdeen Global Opportunity Income Fund	14,324	252,389
	First Trust/FIDAC Mortgage Income Fund	40,514	648,224
	First Trust/Four Corners Senior Floating Rate Income Fund II	13,193	231,801
	Flaherty & Crumrine / Claymore Preferred Securities Income
	Fund, Inc.	30,765	607,916
	Flaherty & Crumrine / Claymore Total Return Fund, Inc.	27,765	540,029
	Flaherty & Crumrine Preferred Income Opportunity Fund	39,250	440,385
	Franklin Templeton Limited Duration Income Trust	31,316	406,795
	High Income Opportunity Fund, Inc.	71,968	449,080
	Intermediate Municipal Fund, Inc.	12,881	110,390
	John Hancock Patriot Premium Dividend Fund II	24,025	249,380
	John Hancock Preferred Income Fund III	33,252	659,387
	Managed High Income Portfolio, Inc.	26,471	159,355
	MBIA Capital/Claymore Managed Duration Investment Grade
	Municipal Fund	5,134	64,945
	MFS Charter Income Trust	145,549	1,206,601
	MFS Intermediate Income Trust	221,608	1,345,161
	Morgan Stanley High Yield Fund, Inc.	20,100	114,771
	MuniYield California Fund, Inc.	6,745	89,709
	Nuveen Floating Rate Income Fund	5,568	72,217
	Nuveen Insured Premium Income Fund 2	3,142	39,778
	Nuveen Preferred and Convertible Income Fund	50,187	608,266
	Nuveen Premier Municipal Income Fund, Inc.	4,934	65,770
	Nuveen Quality Preferred Income Fund	61,818	747,998
	Pioneer Tax Advantaged Balanced Fund	18,500	230,880
	Preferred & Corporate Income Strategies Fund, Inc.	5,175	103,034
	Preferred Income Strategies Fund, Inc.	24,975	475,025
	Putnam Investment Grade Municipal Trust	4,211	39,668
	Putnam Managed Municipal Income Trust	13,230	95,521
	Putnam Master Intermediate Income Trust	192,627	1,169,246
	Putnam Municipal Opportunities Trust	8,179	95,531
	Putnam Premier Income Trust	136,803	835,866
	Reaves Utility Income Trust	1,300	24,882
	Salomon Brothers Capital and Income Fund, Inc.	7,580	133,484

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			April 30, 2006
% of
Net Assets	Description	Shares	Value
39.39%	EXCHANGE TRADED FUNDS (Continued)
	Salomon Brothers Emerging Markets Debt Fund, Inc	30,980	$ 539,672
	Salomon Brothers Global High Income Fund, Inc.	18,600	231,756
	Salomon Brothers Worldwide Income Fund, Inc.	32,040	418,442
	Salomon Brothers 2008 Worldwide Dollar Government
	Term Trust, Inc.	96,804	1,053,228
	Salomon Brothers High Income Fund II, Inc.	42,056	422,242
	Salomon Brothers Variable Rate Strategic Fund, Inc.	49,043	831,769
	Telecom New Zealand SP ADR	8,670	253,164
	Thornburg Mortgage, Inc.	5,720	165,365
	Van Kampen Bond Fund	11,596	194,349
	Van Kampen Income Trust	24,234	136,922
	Van Kampen Pennsylvania Value Municipal Income Trust	4,818	65,958
	Western Asset/Claymore US Treasury Inflation Protected
	Securities Fund	91,799	1,052,935
	Western Asset/Claymore US Treasury Inflation Protected
	Securities Fund 2	33,448	383,649
	Western Asset Income Fund	2,200	30,955
	Total Exchange Traded Funds
	(Cost $22,747,382)		22,735,750

17.94%	SHORT-TERM INVESTMENTS
11.92%	Money Market Fund
	BNY Hamilton Fund
	4.40%, 5/1/2006 (Cost $6,881,698)	6,881,698	6,881,698

6.02%	United States Treasury Bills:	Principal
	Due 6/8/2006	$ 25,000	24,882
	Due 8/24/2006	3,500,000	3,447,837
	Total United States Treasury Bills
	(Cost $3,472,719)		3,472,719

	Total Short-Term Investments
	(Cost $10,354,417)		10,354,417

104.42%	Total Investments
	(Cost $60,355,256)		$ 60,269,499

-4.42%	Liabilities in excess of other assets		(2,552,879)

100.00%	Total Net Assets		$ 57,716,620

++ Variable rate security.
+ Restricted security. Total value of such securities comprises 0.47% of total net assets as of April 30, 2006.
(a) Federally taxable, state tax-exempt.

At April 30, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 331,995
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:			(417,753)
Net unrealized depreciation			$ (85,758)

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)			April 30, 2006
% of
Net Assets	Description	Principal	Value
51.38%	MUNICIPAL BONDS & NOTES
4.10%	Alabama
	Birmingham Jefferson Civic Center Authority, 4.125%, 7/1/2017	$ 100,000	$ 97,246
	City of Daphne Waterworks Ref & Impt, 4.00%, 4/1/2014	750,000	742,958
	City of Mobile, 5.375%, 8/15/2014	500,000	540,780
			1,380,984
1.65%	Arkansas
	Arkansas Development Finance Authority, 5.00%, 11/1/2014	220,000	233,433
	Arkansas River Power Authority, 5.25%, 10/1/2016	300,000	323,706
			557,139
2.20%	California
	Berryessa Union School District, 4.75%, 8/1/2016	100,000	103,320
	Oakland Redevelopment Agency, 5.50%, 2/1/2014	145,000	155,192
	State of California, 4.50%, 3/1/2033	500,000	481,490
			740,002
0.19%	Colorado
	Lower Colorado River Authority, 5.25%, 1/1/2015	25,000	27,134
	Garfield-Pitkin-Eagle School District No. 001 Roaring Fork,
	5.25%, 12/15/2012	35,000	37,794
			64,928
0.26%	Florida
	City of Dundee, 6.25%, 10/1/2011	50,000	56,095
	Orlando Utilities Commission Water & Electric, 6.00%, 10/1/2010	30,000	32,694
			88,789
1.90%	Georgia
	City of Atlanta, Series A, 5.00%, 11/1/2029	35,000	36,623
	Municipal Electric Authority of Georgia, Series A, 5.00%, 11/1/2006	600,000	603,930
			640,553
8.90%	Illinois
	Batavia Alternative Revenue Source, 4.25%, 1/1/2015	405,000	406,823
	Bellwood, Series B, 4.45%, 12/1/2020	100,000	99,466
	Chicago Transit Authority Capital Grant, 5.25%, 6/1/2009	500,000	521,300
	Cook County Community Consolidated School District
	No. 65-Evanston, 6.00%, 5/1/2011	600,000	639,300
	Cook County Community School District No 97-Oak Park,
	9.00%, 12/1/2015	300,000	407,457
	Cook County School District No 100-Berwyn South,
	8.10%, 12/1/2015	300,000	392,577
	Jackson & Williamson Counties Community High School
	District 165, 7.50%, 12/1/2009	250,000	280,483
	Orland Park, 4.125%, 12/1/2018	260,000	252,163
			2,999,569
2.21%	Indiana
	Greenfield Central Community Building Corp., 2.80%, 7/15/2008	100,000	97,124
	Indiana Transportation Finance Authority, 5.50%, 12/1/2015	585,000	646,226
			743,350
0.64%	Louisiana
	Louisiana State UnRefunded Balance, Series A, 5.25%, 10/15/2015	200,000	214,804
0.37%	Massachusetts
	Commonwealth of Massachusetts, Series D, 6.00%, 11/1/2013	25,000	28,228
	Dedham-Westwood Water District, 2.00%, 10/15/2007	100,000	96,484
			124,712

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			April 30, 2006
% of
Net Assets	Description	Principal	Value
1.43%	Michigan
	Detroit, 5.00%, 4/1/2012	$ 50,000	$ 52,742
	Itawamba Community College District, 5.00%, 2/1/2011	50,000	52,624
	Plymouth-Canton Community School District, 5.25%, 5/1/2015	350,000	375,140
			480,506
1.16%	Mississippi
	State of Mississippi Local System Bridge Rehabilitation Fund
	Project, 4.25%, 8/1/2016	100,000	99,256
	State of Mississippi, 6.00%, 9/1/2011	265,000	292,730
			391,986
0.72%	Nevada
	State of Nevada Water Pollution Control, 3.25%, 8/1/2010	250,000	243,055
0.54%	New Jersey
	Franklin Township School District-Somerset County,
	5.25%, 8/1/2012	180,000	180,743
2.85%	New York
	City of New York, Series G, 5.25%, 8/1/2007	45,000	45,838
	City of New York, 3.90%, 9/1/2016	100,000	94,837
	City of Utica, 4.75%, 4/1/2016	335,000	348,470
	Erie County, 5.00%, 12/1/2015	100,000	106,577
	New York City Municipal Water Finance Authority,
	2.375%, 6/15/2010	50,000	46,093
	New York City Transitional Finance Authority, 5.50%, 5/1/2025	300,000	318,300
			960,115
1.94%	Ohio
	City of Cleveland, Various Purpose, 5.25%, 12/1/2013	570,000	620,035
	County of Jefferson, 5.70%, 12/1/2013	30,000	33,325
			653,360
1.85%	Pennsylvania
	St. Clair Area School District, 2.15%, 11/15/2008	235,000	222,563
	York General Authority, 3.80%, 9/1/2026 *	400,000	400,000
			622,563
14.81%	Texas
	Brazoria County Municipal Utility District No. 26, 4.60%, 9/1/2028	100,000	97,674
	Bryan Waterworks & Sewer, 4.25%, 7/1/2018	90,000	88,568
	City of Corpus Christi Utilities Systems, 5.50%, 7/15/2009	50,000	52,613
	Harris County, 6.00%, 12/15/2011	1,000,000	1,111,350
	Laredo Community College District, 4.75%, 8/1/2031	335,000	333,998
	Midlothian, 5.50%, 8/15/2013	175,000	191,317
	North East Independent School District, 5.25%, 8/1/2011	140,000	149,287
	Pearland Waterworks & Sewer Systems, 6.00%, 9/1/2011	135,000	148,921
	San Benito Consolidated Independent School District,
	5.00%, 2/15/2012	450,000	475,380
	San Marcos, 4.45%, 8/15/2021	140,000	136,952
	Southlake Waterworks & Sewer Systems, 4.00%, 2/15/2017	285,000	272,739
	Texas State Turnpike Authority, 4.46%, 8/15/2015 *	705,000	469,389
	Texas Municipal Power Agency, 4.03%, 9/1/2010 *	250,000	210,890
	Texas State Tax & Revenue Anticipation Notes:
	4.50%, 8/31/2006	750,000	751,762
	5.00%, 4/1/2010	170,000	177,532
	Waco Texas CTFS Obligation, 4.40%, 2/1/2029	340,000	322,180
			4,990,552

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			April 30, 2006
% of
Net Assets	Description	Principal	Value
0.15%	Utah
	Central Utah Water Conservancy District, 4.25%, 4/1/2008	$ 50,000	$ 50,502
0.29%	Virginia
	Suffolk, 2.50%, 8/1/2007	100,000	97,968

1.78%	Washington
	City of Yakima, Series B, 2.00%, 12/1/2006	200,000	197,152
	County of King, Series B, 5.85%, 12/1/2013	25,000	26,327
	Douglas County Public Utility District No. 1 Wells Hydroelectric,
	3.50%, 9/1/2006	225,000	224,775
	Kitsap County, 4.20%, 12/1/2007	150,000	151,158
			599,412
0.36%	West Virginia
	West Virginia Water Development Authority, 2.50%, 10/1/2007	125,000	121,940
1.08%	Wisconsin
	Madison Metropolitan School District, 4.00%, 9/8/2006	100,000	100,072
	State of Wisconsin, 6.25%, 5/1/2012	235,000	264,132
			364,204
	Total Municipal Bonds
	(Cost $17,452,661)		17,311,736

2.54%	COMMON STOCKS	Shares
2.12%	Diversified Financial Services
	CharterMac	20,988	404,649
	Municipal Mortgage & Equity LLC	11,403	309,135
			713,784
0.42%	Telecommunications
	Telecom New Zealand ADR	4,825	140,890
	Total Common Stocks
	(Cost $867,985)		854,674

35.10%	EXCHANGE TRADED FUNDS
	BlackRock Florida Insured Municipal Income Trust	23,049	309,548
	BlackRock Florida Municipal 2020 Term Trust	3,179	42,122
	BlackRock Insured Municipal Income Trust	30,627	437,354
	BlackRock Municipal Target Term Trust	224,913	2,246,881
	Dreyfus Municipal Income Inc.	12,700	112,141
	DWS Municipal Income Trust	28,850	321,101
	Federated Premier Intermediate Municipal Income Fund	8,283	110,164
	Insured Municipal Income Fund	8,091	104,940
	Intermediate Municipal Fund Inc.	75,929	650,712
	Investment Grade Municipal Income Fund Inc.	11,089	147,705
	MBIA Capital/Claymore Managed Duration Investment Grade
	Municipal Fund	13,333	168,662
	Municipal Advantage Fund Inc.	26,514	326,387
	Municipal High Income Fund Inc.	49,990	366,927
	MuniYield California Fund Inc.	31,285	416,091
	Nuveen California Select Tax-Free Income Portfolio	7,000	95,270
	Nuveen Florida Investment Quality Municipal Fund	45,973	626,612
	Nuveen Florida Quality Income Municipal Fund	36,690	499,718
	Nuveen Insured Premium Income Fund 2	23,913	302,739
	Nuveen Insured Tax-Free Advantage Municipal Fund	6,836	93,311
	Nuveen Municipal Income Fund	4,200	42,882

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)			April 30, 2006
% of
Net Assets	Description	Shares	Value
35.10%	EXCHANGE TRADED FUNDS (Continued)
	Nuveen Municipal Value Fund	8,750	$ 83,738
	Nuveen Pennsylvania Investment Quality Municipal Fund	33,330	446,289
	Nuveen Premier Municipal Income Fund Inc.	34,336	457,699
	Nuveen Premium Income Municipal Fund 2	9,238	126,561
	Nuveen Select Tax-Free Income Portfolio 2	8,450	113,484
	Pioneer Municipal High Income Trust	47,899	633,225
	Pioneer Tax Advantaged Balanced Fund	27,700	345,696
	Putnam High Yield Municipal Trust	70,023	485,960
	Putnam Investment Grade Municipal Trust	42,406	399,465
	Putnam Managed Municipal Income Trust	39,985	288,692
	Putnam Municipal Bond Fund	7,300	88,330
	Putnam Municipal Opportunities Trust	12,627	147,483
	Putnam New York Investment Grade Municipal Trust	2,970	35,432
	Putnam Tax Free Health Care Fund	35,031	425,977
	Seligman Select Municipal Fund Inc.	11,262	110,255
	Van Kampen Pennsylvania Value Municipal Income Trust	15,723	215,248
	Total Exchange-Traded Funds
	(Cost $11,857,713)		11,824,801

5.54%	SHORT-TERM INVESTMENTS
5.54%	Money Market Fund
	Federated Tax-Free Obligations Fund
	2.71%, 5/1/2006
	(Cost $1,866,901)	1,866,901	1,866,901

94.56%	Total Investments
	(Cost $32,045,260)		$ 31,858,112

5.44%	Assets in excess of other liabilities		1,831,571

100.00%	Total Net Assets		$ 33,689,683

* Variable rate security.

At April 30, 2006, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 76,533
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:			(263,681)
Net unrealized depreciation			$ (187,148)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2006

	YieldQuest	YieldQuest	YieldQuest
	Core Equity	Total Return Bond	Tax-Exempt
	Fund	Fund	Bond Fund
Assets:
Investments, at cost	$ 9,017,441	$ 50,000,839	$ 30,178,359
Investments in securities, at value	$ 9,128,760	$ 49,915,082	$ 29,991,211
Cash	-	2,147	-
Short term investments, at cost	876,218	10,354,417	1,866,901
Receivable for securities sold	94,373	-	-
Interest and dividends receivable	8,572	411,572	298,586
Receivable for fund shares sold	30,443	367,878	3,039,843
Receivable due from investment advisor	9,691	-	-
Prepaid expenses and other assets	503	35,648	15,103
Total Assets	10,148,560	61,086,744	35,211,644

Liabilities:
Payable for securities purchased	861,413	3,313,955	1,486,996
Payable for fund shares redeemed	-	32,181	16,079
Payable to investment advisor	-	18,403	5,430
Accrued expenses and other liabilities	8,303	5,585	13,456
Total Liabilities	869,716	3,370,124	1,521,961

Net Assets	$ 9,278,844	$ 57,716,620	$ 33,689,683

Net Assets Consist Of:
Par value of shares of beneficial interest	$ 8,447	$ 56,001	$ 32,546
Paid in capital	9,057,955	57,786,906	33,804,268
Undistributed net investment income (loss)	14,334	(2,334)	(1,059)
Accumulated net realized gain (loss) on
investments and foreign currency transactions	86,711	(39,836)	41,076
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	111,397	(84,117)	(187,148)
Net Assets	$ 9,278,844	$ 57,716,620	$ 33,689,683

Net Asset Value Per Share:
Net Assets	$ 9,278,844	$ 57,716,620	$ 33,689,683
Shares of Beneficial Interest Outstanding	844,730	5,600,140	3,254,592
Net Asset Value/Offering & Redemption Price*	$ 10.98	$ 10.31	$ 10.35

* Each fund will impose a 2% redemption fee for any redemptions occurring within 90 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ending April 30, 2006*

	YieldQuest	YieldQuest	YieldQuest
	Core Equity	Total Return Bond	Tax-Exempt
	Fund	Fund	Bond Fund
Investment Income:
Dividend income	$ 35,361	$ 250,918	$ 104,011
Interest income	4,800	329,608	147,976
Less: Foreign withholding taxes	(439)	(690)	-
Total Investment Income (Loss)	39,722	579,836	251,987

Operating Expenses:
Investment advisory fees	15,209	63,281	34,604
Professional fees	14,226	29,526	21,526
Registration fees	13,486	13,486	13,486
Fund accounting fees	13,240	16,183	16,183
Administration fees	12,260	12,260	12,260
Transfer agent fees	8,583	8,583	8,583
Custodian fees	3,678	3,678	3,678
Printing and postage expense	2,943	2,943	2,943
Trustees' fees	1,962	1,962	1,962
Pricing expense	1,716	4,905	4,905
Miscellaneous expenses	981	981	981
Total Operating Expenses	88,284	157,788	121,111
Less: Expenses waived and
reimbursed	(69,755)	(72,181)	(74,270)
Net Operating Expenses	18,529	85,607	46,841

Net Investment Income (Loss)	21,193	494,229	205,146

Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency Transactions:
Net realized gain (loss) from:
Security transactions	79,663	(38,645)	40,137
Distributions of realized gains from other
investment companies	7,338	2,308	939
Foreign currency transactions	(290)	(3,499)	-
Net realized gain (loss)	86,711	(39,836)	41,076
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency transactions	111,397	(84,117)	(187,148)
Net Realized and Unrealized Gain (Loss)	198,108	(123,953)	(146,072)

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ 219,301	$ 370,276	$ 59,074

*	All funds commenced operations on October 31, 2005

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
For the Period Ending April 30, 2006*

	YieldQuest	YieldQuest	YieldQuest
	Core Equity	Total Return Bond	Tax-Exempt
	Fund	Fund	Bond Fund
Operations:
Net investment income (loss)	$ 21,193	$ 494,229	$ 205,146
Net realized gain (loss) on investments
and foreign currency transactions	86,711	(39,836)	41,076
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency transactions	111,397	(84,117)	(187,148)
Net Increase (Decrease) in Net Assets
Resulting From Operations	219,301	370,276	59,074

Distributions to Shareholders:
From Net Investment Income:	(6,859)	(496,563)	(206,205)
Total Dividends and Distributions
to Shareholders	(6,859)	(496,563)	(206,205)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	9,096,248	57,625,528	34,102,725
Reinvestment of dividends and distributions	6,859	496,481	206,205
Redemption fee proceeds	303	980	1,985
Cost of shares redeemed	(77,008)	(320,082)	(514,101)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	9,026,402	57,802,907	33,796,814

Total Increase (Decrease) in Net Assets	9,238,844	57,676,620	33,649,683

Net Assets:
Beginning of period	40,000	40,000	40,000
End of period**	$ 9,278,844	$ 57,716,620	$ 33,689,683
** Includes undistributed net investment
income (loss) at end of period	$ 14,334	$ (2,334)	$ (1,059)

*	All funds commenced operations on October 31, 2005

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1. ORGANIZATION

The YieldQuest Core Equity Fund (“Equity Fund”), YieldQuest Total Return Bond Fund (“Total Return Fund”) and YieldQuest Tax-Exempt Bond Fund (“Tax-Exempt Fund”) (each a “Fund” or collectively, the “Funds”) were organized as diversified series of YieldQuest Funds Trust (the “Trust”) on June 27, 2005.  The Trust was organized as a business trust under the laws of the State of Delaware pursuant to a Certificate of Trust filed with the State of Delaware on May 9, 2005, and an Agreement and Declaration of Trust (the “Declaration of Trust”) of even date therewith.  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value.  Each Fund is one of a series of funds currently authorized by the Trustees.  The investment advisor to each Fund is YieldQuest Advisors, LLC (the “Advisor”).  The Funds commenced investment operations on October 31, 2005.   Each Fund’s investment objective is as follows:

Equity Fund – Long-term capital appreciation and, secondarily, income.

Total Return Fund – Total return, comprised of both income and capital appreciation.

Tax-Exempt Fund – Maximum current tax-exempt income.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation - Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makes, or pricing services.  NASDAQ-traded securities are valued at the NASDAQ Official Closing Price (“NOCP”).  Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices.  Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.  ETFs, exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.  Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by the Advisor.  Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close.  Fair value pricing requires subjective determinations about the value of a security.  The Valuation Committee of the Board acts as a liaison between the full Board of Trustees and the Advisor, with respect to the fair value pricing of securities held in the Funds’ portfolio.  The Valuation Committee is responsible for reviewing and approving the price of any security in a Fund’s portfolio that is fair value priced.

As a general principle, the "fair value" of a security is the amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Valuation Committee shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

fair value of the security; (iv) the recommendation of the portfolio Advisor of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security.  As of April 30, 2006, the Funds did not hold any securities for which market quotations were not readily available.

Security Transactions and Investment Income - Securities transactions are recorded on trade date.  In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses - Most expenses of the Trust can be directly attributed to a Fund.  Expenses which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes - It is the Trust’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and any realized capital gains to its shareholders.  Therefore, no federal income tax provision is required.  Each Fund is treated as a separate taxpayer for federal income tax purposes.

Dividends and Distributions - The Equity Fund will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The Total Return Fund and the Tax-Exempt Fund will pay dividends from net investment income on a monthly basis and will declare and pay distributions from net realized capital gains, if any, at least annually.   The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent; they are charged or credited to paid-in-capital in the period that the difference arises.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement with YieldQuest Advisors LLC (the “Advisor”) on behalf of each Fund. The Advisor has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board.  The following table sets forth the annual investment advisory fee rates payable by each Fund to the Advisor pursuant to the investment advisory agreement, expressed as a percentage of the Fund’s average daily net assets, along with the actual investment advisory fees earned during the period ended April 30, 2006.

	Investment Advisory Fee Rate	Investment Advisory Fee*
Core Equity Fund	0.99%	$ 15,209
Total Return Bond Fund	0.59%	63,281
Tax-Exempt Bond Fund	0.59%	34,604

* These figures represent the investment advisory fees accrued, excluding the effects of any fee waivers/reimbursements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Advisor has contractually agreed to waive its investment advisory fees and/or make payments to limit Fund expenses to the amount described below under “Expense Limitation”, other than brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short, if any), taxes and extraordinary or non-recurring expenses, at least until October 31, 2007.  The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual investment advisory fee waivers and expense reimbursements for the period ended April 30, 2006, are disclosed in the table below:

	Expense Limitation	Investment Advisory Fee Waivers / Reimbursements
Core Equity Fund	1.19%	$ 69,755
Total Return Bond Fund	0.79%	72,181
Tax-Exempt Bond Fund	0.79%	74,270

Each waiver or reimbursement by the Advisor is subject to repayment by a Fund within three fiscal years following the fiscal year in which that particular expense was incurred; provided that the Fund is able to make repayment without exceeding its expense limitation.

Pursuant to service agreements, Gemini Fund Services, LLC (“GFS”) provides administration and accounting services to the Funds.  Under the terms of such agreements, GFS is paid an annual fee, computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.  The Funds and GFS are also parties to a transfer agency servicing agreement, under which GFS provides transfer agency and dividend disbursing services.  For performing such services, GFS receives from each Fund a minimum monthly or per account fee plus certain transaction fees.  In addition, GFS is reimbursed for out-of-pocket expenses.

A trustee and certain officers of the Funds are also officers of the Advisor and its affiliates.  An officer of the Fund is also an officer of GFS.

Subject to policies established by the Board, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions.   The Advisor typically executes each Fund’s portfolio transactions through its affiliated broker-dealer, YieldQuest Securities LLC, on an agency basis; while principal trades on behalf of the Funds are executed solely through independent broker-dealers.   In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical ands other research services provided by the broker or dealer to the Funds and the Advisor.   The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.   Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisor (such as YieldQuest Securities) are prohibited from dealing with the Funds as a principal in the purchase and sale of securities.   Therefore, YieldQuest Securities will not serve as dealer in connection with the Fund’s over-the-counter transactions.   However, YieldQuest Securities may serve as broker in the Funds’ over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection with such transactions.   Such transactions will be executed on a fully disclosed basis through its clearing firm.   As of April 30, 2006, YieldQuest Securities had received brokerage commissions of $6,101, $2,640 and $2,120, respectively, for the Core Equity Fund, the Total Return Bond Fund and the Tax-Exempt Bond Fund.   The total value of transactions generating brokerage commissions were $12,898,614, $25,609,462 and $14,529,514, respectively, for the Core Equity Fund, the Total Return Bond Fund and the Tax-Exempt Bond Fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the period ended April 30, 2006, were as follows:

	Purchases	Sales
Core Equity Fund	$ 12,104,516	$ 3,159,363
Total Return Bond Fund	64,391,043	14,234,842
Tax-Exempt Bond Fund	32,868,933	2,104,071

NOTE 5. CAPITAL SHARE TRANSACTIONS

Each Fund has unlimited shares of beneficial interest authorized with no par value.  Capital share transactions were as follows for the period ended April 30, 2006:

	Issued	Dividends Reinvested	Redeemed	Net Increase (Decrease) in Shares
Core Equity Fund	847,231	668	(7,169)	840,730
Total Return Bond Fund	5,578,983	48,095	(30,938)	5,596,140
Tax-Exempt Bond Fund	3,280,089	19,825	(49,322)	3,250,592

Each Fund will impose a 2% redemption fee for any redemptions occurring within 90 days of purchase.   Such fees amounted to $303, $980 and $1,985, respectively, for the Equity Fund, Total Return Fund and the Tax-Exempt Fund for the period ended April 30, 2006.

NOTE 6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2006, Charles Schwab & Co., Inc. held 87%, 89% and 73%, respectively, of the outstanding shares of the Core Equity Fund, the Total Return Bond Fund and the Tax-Exempt Bond Fund for the benefit of others.

FINANCIAL HIGHLIGHTS (Unaudited)
For the Period Ending April 30, 2006*

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest		YieldQuest		YieldQuest
	Core Equity		Total Return		Tax-Exempt
	Fund		Bond Fund		Bond Fund

Net asset value, beginning of period	$ 10.00		$ 10.00		$ 10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16		0.13
Net realized and unrealized gain (loss)	0.95		0.31		0.35
Total income (loss) from investment operations	1.04		0.47		0.48

Less distributions:
Distributions from net investment income	(0.06)		(0.16)		(0.13)

Paid-in-Capital From Redemption Fees	0.00	(1)	0.00	(1)	0.00

Net asset value, end of period	$ 10.98		$ 10.31		$ 10.35

Total return (3)	10.41%		4.68%		4.83%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 9,279		$ 57,717		$ 33,690
Ratios of expenses to average net assets:
Before advisory fee waivers (2)	5.28%		1.46%		2.04%
After advisory fee waivers (2)	1.19%		0.79%		0.79%
Ratios of net investment income (loss) to
average net assets:
Before advisory fee waivers (2)	-2.26%		3.92%		2.22%
After advisory fee waivers (2)	1.83%		4.58%		3.48%
Portfolio turnover rate	87%		61%		16%

* All Funds commenced operations on October 31, 2005.
(1) Amount represents less than $0.01 per share.
(2) Annualized for periods less than one year.
(3)	Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of Funds will pay two types of expenses; transaction costs on early redemptions of a Fund’s shares and ongoing expenses, such as advisory fees, distribution and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemption fees which may be assessed by mutual funds.  This example is based on an investment of $1,000 invested at the beginning of the period and held for entire period as indicated below.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

Table 1:	Beginning Account Value 10/31/2005	Ending Account Value 4/30/2006	Expenses Paid 10/31/2005 - 4/30/2006*	Expense Ratio [Annualized]
Actual Expenses
YieldQuest Core Equity Fund	$1,000.00	$1,104.10	$6.14	1.19%
YieldQuest Total Return Bond Fund	1,000.00	1,046.80	3.96	0.79%
YieldQuest Tax-Exempt Bond Fund	1,000.00	1,026.00	3.92	0.79%

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in a Fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Table 2:	Beginning Account Value 10/31/2005	Ending Account Value 4/30/2006	Expenses Paid 10/31/2005 - 4/30/2006*	Expense Ratio [Annualized]
Hypothetical Expenses
YieldQuest Core Equity Fund	$1,000.00	$1,018.68	$5.89	1.19%
YieldQuest Total Return Bond Fund	1,000.00	1,020.65	3.91	0.79%
YieldQuest Tax-Exempt Bond Fund	1,000.00	1,020.65	3.91	0.79%

* Expenses are equal to the Funds’ annualized expense ratio (after waiver and reimbursement), multiplied by the average account value over the period, multiplied by 179/365 (to reflect the days in reporting period).

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

The Trust and the Advisor entered into an Investment Advisory Agreement on behalf of each Fund.   The Agreements were considered and approved by the Board, including the Trustees who are not interested persons of the Trust or interested parties to the Agreements (the “Independent Trustees”), at an in-person meeting held on June 28, 2005.

In determining whether to approve the Agreements, the Board requested and reviewed materials furnished by the Advisor, including the Advisor’s Form ADV Part II and description of the proposed investment strategy of each Fund.  The Trustees reviewed a description of the Advisor’s business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars and proxy voting, and the Advisor represented to the Board that it has in place a Code of Ethics and compliance program reasonably designed to prevent violations of applicable securities laws.

The Trustees evaluated the Advisor’s description of its investment advisory services and considered:  (1) the nature, quality and extent of the services to be provided by the Advisor to the Funds, and compared them to services provided by the Advisor to its existing clients; (2) its reputation and experience in providing investment advice to high net worth individuals, trusts and businesses; (3) a comparison of the advisory fee structure of each Fund with advisory fees of other mutual funds with similar investment objectives and strategies; (4) the extent to which economies of scale would be realized as the Fund grows, and whether any breakpoints were proposed in the advisory fee schedule to reflect those economies of scale; and (5) the Advisor’s use of soft dollar arrangements.  The Advisor stated that it currently manages private accounts that have different investment objectives and strategies than those of the Funds and, consequently, no directly comparable performance information was available.

The Trustees noted that: (1) the Advisor currently provides investment advice to over 150 investment advisors, financial planners and high net worth individuals; (2) even though the Advisor has no prior experience managing a mutual fund, the Funds’ Portfolio Manager has a long history of providing investment advice, with over 12 years’ experience in the investment industry and six years in portfolio management; (3) each Fund’s proposed fee structure (after waiver and reimbursement by the Advisor) is consistent with fees charged by its peer group; (4) the Advisor represented that it currently did not intend to engage in soft dollar arrangements pursuant to which the Funds’ brokerage is directed to a broker-dealer in exchange for research services provided to the Advisor; and (5) the Advisor has agreed in writing to cap certain operating expenses of each Fund through July 31, 2007, which the Trustees determined would benefit the Fund’s shareholders during this period.  The Board noted that the Advisor was not proposing breakpoints in its management fees to account for economies of scale, but determined that, even if such breakpoints had been proposed, each Fund most likely would not realize any breakpoints within the initial two fiscal years during which the Agreements would be effective because the Advisor stated that it anticipated realizing net losses during the Funds’ initial fiscal year as a result of aggregate expenses to be paid by the Advisor.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the period ended June 30, 2006 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-877-497-3634 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-497-3634.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of April 30, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

YieldQuest Funds Trust

By (Signature and Title)

*

/s/ Jay K. Chitnis

Jay K. Chitnis, President

Date

6/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Jay K. Chitnis

Jay K. Chitnis, President

Date

6/29/06

By (Signature and Title)

*

s/ David Summers

David Summers, Treasurer

Date

6/29/06

* Print the name and title of each signing officer under his or her signature.